SHARE-BASED PAYMENTS (Details) - Narrative	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 GBP (£) share £ / shares	Dec. 31, 2021 GBP (£) share £ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Charges to income statement in respect of share-based payment schemes		£ 351,000,000	£ 229,000,000	£ 181,000,000
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		7,261,080	8,320,948
Vesting period		5 years
Percent of shares to be released each year (in percent)		20.00%
Weighted average exercise price, granted (in GBP per share) | £ / shares		£ 0.47	£ 0.45
Chief Financial Officer buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of options, granted (in shares) | shares					4,086,632
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings		£ 500
Time period to use savings		6 months
Discounted market price of shares (in percent)		90.00%
Weighted average exercise price, vested (in GBP per share) | £ / shares		£ 0.49	£ 0.47
Weighted average remaining contractual life of outstanding share options		1 year 10 months 17 days	2 years 5 months 15 days
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.07	£ 0.09
SAYE | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term		3 years
Lloyds Banking Group executive share plan 2003
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average exercise price, vested (in GBP per share) | £ / shares		£ 0.46	£ 0.43
Weighted average remaining contractual life of outstanding share options		6 years	6 years 3 months 18 days
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.44	£ 0.42
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Performance period for vesting		3 years
Number of shares to be awarded, percentage of annual salary		300.00%
Number of shares to be awarded in exceptional circumstances, percentage of annual salary		400.00%
Lloyds Banking Group long-term incentive plan | Performance 2019
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)		41.80%
Lloyds Banking Group long-term incentive plan | Performance 2020 | Forecast
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)	43.70%
Lloyds Banking Group long term share plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.36	£ 0.36
Number of options, granted (in shares)		108,513,202	83,456,304
Group Chief Executive buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)				£ 0.40
Number of options, granted (in shares) | share		0	8,301,708
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to free shares scheme		£ 3,600
Employer contribution to free shares scheme		£ 0	£ 1,017
Number of other equity instruments granted in share-based payment arrangement (in shares)			67,658,976
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share)			£ 0.42
Free share awards | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term		3 years
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		43,378,504	46,621,026
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share)		£ 0.45	£ 0.44
Maximum employer contribution to matching shares scheme		£ 45